Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	1.89975%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,531,094.78

Principal:
Principal Collections	$29,097,124.38
Prepayments in Full	$13,603,432.33
Liquidation Proceeds	$801,461.72
Recoveries	$39,544.69
Sub Total	$43,541,563.12
Collections	$47,072,657.90

Purchase Amounts:
Purchase Amounts Related to Principal	$65,859.10
Purchase Amounts Related to Interest	$46.85
Sub Total	$65,905.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,138,563.85

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,138,563.85
Servicing Fee	$1,107,652.32	$1,107,652.32	$0.00	$0.00	$46,030,911.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,030,911.53
Interest - Class A-2a Notes	$856,794.11	$856,794.11	$0.00	$0.00	$45,174,117.42
Interest - Class A-2b Notes	$121,670.27	$121,670.27	$0.00	$0.00	$45,052,447.15
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$43,914,152.98
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$43,534,699.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,534,699.23
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$43,411,533.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,411,533.56
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$43,323,187.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,323,187.73
Regular Principal Payment	$51,733,477.81	$43,323,187.73	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,138,563.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,323,187.73
Total					$43,323,187.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$35,869,351.36	$74.54	$856,794.11	$1.78	$36,726,145.47	$76.32
Class A-2b Notes	$7,453,836.37	$74.54	$121,670.27	$1.22	$7,575,506.64	$75.76
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$43,323,187.73	$26.55	$2,707,723.80	$1.66	$46,030,911.53	$28.21

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$369,839,182.38	0.7685449	$333,969,831.02	0.6940065
Class A-2b Notes	$76,854,491.16	0.7685449	$69,400,654.79	0.6940065
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,179,373,673.54	0.7228105	$1,136,050,485.81	0.6962587

Pool Information
Weighted Average APR	3.204%	3.187%
Weighted Average Remaining Term	50.33	49.48
Number of Receivables Outstanding	50,883	49,995
Pool Balance	$1,329,182,788.29	$1,284,707,745.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,215,720,717.57	$1,175,464,780.82
Pool Factor	0.7439321	0.7190398

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$109,242,964.84
Targeted Overcollateralization Amount	$157,067,549.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$148,657,259.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		110	$907,165.10
(Recoveries)		16	$39,544.69
Net Loss for Current Collection Period			$867,620.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7833%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2943%
Second Prior Collection Period			0.5753%
Prior Collection Period			0.6368%
Current Collection Period			0.7966%
Four Month Average (Current and Prior Three Collection Periods)			0.5758%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		916	$4,331,176.93
(Cumulative Recoveries)			$161,482.12
Cumulative Net Loss for All Collection Periods			$4,169,694.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2334%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,728.36
Average Net Loss for Receivables that have experienced a Realized Loss			$4,552.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	427	$11,672,021.85
61-90 Days Delinquent	0.12%	54	$1,521,849.04
91-120 Days Delinquent	0.03%	9	$341,617.80
Over 120 Days Delinquent	0.02%	9	$312,815.02
Total Delinquent Receivables	1.08%	499	$13,848,303.71

Repossession Inventory:
Repossessed in the Current Collection Period		39	$1,453,576.36
Total Repossessed Inventory		66	$2,347,576.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0871%
Prior Collection Period			0.0943%
Current Collection Period			0.1440%
Three Month Average			0.1085%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1694%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer